Quarterly Holdings Report
for
Fidelity® Growth & Income Portfolio
October 31, 2025
GAI-NPRT1-1225
1.809089.122
Common Stocks - 95.5%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	3,897,726	16,092,280
BELGIUM - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	609,200	156,238,250
CANADA - 2.1%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Imperial Oil Ltd (a)	2,425,826	214,554,715
South Bow Corp	369,700	9,589,452
		224,144,167
Financials - 0.4%
Capital Markets - 0.4%
Brookfield Corp Class A (United States)	1,024,054	47,157,687
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	16,800	1,208,759
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	77,500	2,097,537
TOTAL CANADA		274,608,150
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	754,600	37,322,516
FRANCE - 0.7%
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA	402,200	39,387,102
Remy Cointreau SA (a)	79,991	3,962,826
		43,349,928
Financials - 0.1%
Capital Markets - 0.1%
Amundi SA (b)(c)	205,900	15,260,360
Industrials - 0.3%
Aerospace & Defense - 0.3%
Airbus SE	151,800	37,429,503
TOTAL FRANCE		96,039,791
GERMANY - 0.9%
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	481,645	125,232,516
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Davide Campari-Milano NV (a)	3,183,900	22,144,311
NETHERLANDS - 0.9%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV (a)	1,921,300	51,533,076
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	16,300	17,265,449
BE Semiconductor Industries NV	269,900	45,918,395
		63,183,844
TOTAL NETHERLANDS		114,716,920
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (b)(c)	1,076,100	33,500,869
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	734,600	12,309,006
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	410,900	123,446,687
UNITED KINGDOM - 1.4%
Consumer Staples - 0.9%
Beverages - 0.2%
Diageo PLC ADR	341,511	31,449,748
Tobacco - 0.7%
British American Tobacco PLC ADR	1,700,500	87,048,596
TOTAL CONSUMER STAPLES		118,498,344

Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	529,500	30,642,493
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC	934,739	41,312,095
TOTAL UNITED KINGDOM		190,452,932
UNITED STATES - 85.6%
Communication Services - 4.3%
Diversified Telecommunication Services - 0.1%
Verizon Communications Inc	471,783	18,748,656
Entertainment - 0.4%
Walt Disney Co/The	448,990	50,565,254
Interactive Media & Services - 2.9%
Alphabet Inc Class A	520,900	146,471,871
Alphabet Inc Class C	430,740	121,391,147
Meta Platforms Inc Class A	166,800	108,144,780
		376,007,798
Media - 0.9%
Comcast Corp Class A	4,247,470	118,228,327
TOTAL COMMUNICATION SERVICES		563,550,035

Consumer Discretionary - 2.0%
Hotels, Restaurants & Leisure - 0.5%
Churchill Downs Inc	59,900	5,942,080
Domino's Pizza Inc	27,700	11,037,342
Marriott International Inc/MD Class A1	72,923	19,002,275
Starbucks Corp	348,860	28,212,309
		64,194,006
Household Durables - 0.6%
Somnigroup International Inc	829,455	65,808,960
Whirlpool Corp (a)	265,094	18,988,683
		84,797,643
Specialty Retail - 0.7%
Home Depot Inc/The	6,700	2,543,253
Lowe's Cos Inc	397,171	94,578,330
		97,121,583
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	308,100	19,900,179
TOTAL CONSUMER DISCRETIONARY		266,013,411

Consumer Staples - 4.0%
Beverages - 1.8%
Brown-Forman Corp Class B (a)	918,300	25,005,309
Coca-Cola Co/The	1,664,694	114,697,417
Keurig Dr Pepper Inc	3,628,100	98,539,196
PepsiCo Inc	23,900	3,491,551
		241,733,473
Consumer Staples Distribution & Retail - 0.6%
Sysco Corp	349,536	25,963,534
Target Corp	522,800	48,474,016
Walmart Inc	12,100	1,224,278
		75,661,828
Food Products - 0.0%
Lamb Weston Holdings Inc	71,800	4,432,213
Household Products - 0.2%
Colgate-Palmolive Co	69,100	5,324,155
Procter & Gamble Co/The	101,000	15,187,370
Reynolds Consumer Products Inc	97,500	2,382,900
		22,894,425
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	443,600	42,891,684
Kenvue Inc	4,654,015	66,878,196
		109,769,880
Tobacco - 0.6%
Philip Morris International Inc	504,400	72,800,052
TOTAL CONSUMER STAPLES		527,291,871

Energy - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp	408,400	64,412,848
ConocoPhillips	371,500	33,011,490
Exxon Mobil Corp	5,408,463	618,511,829
Shell PLC ADR	3,891,300	291,536,196
		1,007,472,363
Financials - 17.5%
Banks - 12.1%
Bank of America Corp	8,106,978	433,317,974
M&T Bank Corp	431,594	79,357,189
PNC Financial Services Group Inc/The	845,617	154,367,383
Truist Financial Corp	684,900	30,567,087
US Bancorp	920,767	42,981,404
Wells Fargo & Co (d)	9,926,941	863,346,059
		1,603,937,096
Capital Markets - 1.8%
Blue Owl Capital Inc Class A	2,431,900	38,351,063
Charles Schwab Corp/The	246,000	23,251,920
Intercontinental Exchange Inc	13,700	2,004,173
KKR & Co Inc Class A	688,365	81,454,231
Moody's Corp	26,600	12,775,980
MSCI Inc	2,100	1,235,955
Northern Trust Corp	488,258	62,824,157
Raymond James Financial Inc	135,020	21,423,623
		243,321,102
Financial Services - 2.3%
Apollo Global Management Inc	202,700	25,197,637
Global Payments Inc	150,300	11,687,328
Mastercard Inc Class A	74,067	40,884,243
Visa Inc Class A	665,015	226,597,211
		304,366,419
Insurance - 1.3%
Arthur J Gallagher & Co	170,300	42,488,147
Brown & Brown Inc	660,300	52,652,322
Chubb Ltd	99,156	27,460,263
Marsh & McLennan Cos Inc	155,436	27,690,923
Travelers Companies Inc/The	56,427	15,157,420
		165,449,075
TOTAL FINANCIALS		2,317,073,692

Health Care - 9.3%
Biotechnology - 0.1%
Gilead Sciences Inc	89,900	10,769,121
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	205,900	25,453,358
Alcon AG (United States)	451,800	33,383,502
Baxter International Inc	1,694,700	31,301,109
Becton Dickinson & Co	151,604	27,093,151
Boston Scientific Corp (e)	987,342	99,445,086
		216,676,206
Health Care Providers & Services - 3.0%
Cardinal Health Inc	145,211	27,701,902
Cigna Group/The	332,454	81,255,082
Humana Inc	174,700	48,599,793
McKesson Corp	72,367	58,714,242
UnitedHealth Group Inc	535,587	182,935,096
		399,206,115
Life Sciences Tools & Services - 1.1%
Bruker Corp	781,694	30,439,164
Danaher Corp	311,803	67,156,131
Thermo Fisher Scientific Inc	90,800	51,519,012
		149,114,307
Pharmaceuticals - 3.5%
Eli Lilly & Co	72,548	62,598,767
GSK PLC ADR	3,305,375	154,889,873
Haleon PLC ADR	9,388,120	87,027,872
Johnson & Johnson	403,341	76,179,015
Merck & Co Inc	581,200	49,971,576
Royalty Pharma PLC Class A	608,500	22,843,090
Zoetis Inc Class A	15,400	2,218,986
		455,729,179
TOTAL HEALTH CARE		1,231,494,928

Industrials - 16.0%
Aerospace & Defense - 8.2%
Boeing Co (e)	1,459,930	293,475,129
GE Aerospace (d)	1,987,847	614,145,331
General Dynamics Corp	171,561	59,171,389
Howmet Aerospace Inc	97,250	20,028,637
Huntington Ingalls Industries Inc	193,584	62,337,920
RTX Corp	52,000	9,281,999
Textron Inc	296,000	23,919,760
		1,082,360,165
Air Freight & Logistics - 1.2%
United Parcel Service Inc Class B	1,661,878	160,238,277
Building Products - 0.3%
A O Smith Corp	477,800	31,530,022
AAON Inc (a)	79,892	7,860,574
		39,390,596
Commercial Services & Supplies - 0.1%
Veralto Corp	89,934	8,874,687
Electrical Equipment - 3.3%
AMETEK Inc	40,000	8,084,400
Emerson Electric Co	47,400	6,615,618
GE Vernova Inc (d)	723,755	423,498,001
		438,198,019
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	542,609	24,482,518
Machinery - 1.9%
Allison Transmission Holdings Inc	370,000	30,543,500
Cummins Inc	64,676	28,307,392
Deere & Co	29,400	13,571,922
Donaldson Co Inc	942,212	79,381,361
Nordson Corp	160,127	37,141,458
Otis Worldwide Corp	168,638	15,642,861
Stanley Black & Decker Inc	82,128	5,561,707
Westinghouse Air Brake Technologies Corp	222,100	45,406,124
		255,556,325
Trading Companies & Distributors - 0.8%
Watsco Inc	204,555	75,278,286
Wesco International Inc	99,400	25,797,282
		101,075,568
TOTAL INDUSTRIALS		2,110,176,155

Information Technology - 20.8%
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp/DE	37,464	5,970,638
IT Services - 0.2%
Amdocs Ltd	303,400	25,564,484
Semiconductors & Semiconductor Equipment - 9.4%
Analog Devices Inc	68,708	16,086,603
Applied Materials Inc	178,795	41,677,115
Broadcom Inc	807,800	298,587,114
Lam Research Corp	388,500	61,173,210
Marvell Technology Inc	1,440,289	135,012,691
Micron Technology Inc	283,500	63,438,795
NVIDIA Corp (d)	2,895,500	586,309,795
Teradyne Inc	134,900	24,519,424
		1,226,804,747
Software - 8.1%
Intuit Inc	65,900	43,991,545
Microsoft Corp	1,983,365	1,027,006,231
		1,070,997,776
Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc	1,501,994	406,094,118
TOTAL INFORMATION TECHNOLOGY		2,735,431,763

Materials - 0.6%
Chemicals - 0.6%
Air Products and Chemicals Inc	63,000	15,283,170
Dow Inc	167,900	4,004,415
LyondellBasell Industries NV Class A1	73,300	3,402,586
Mosaic Co/The	1,527,000	41,916,150
PPG Industries Inc	60,322	5,896,476
Scotts Miracle-Gro Co/The	176,400	9,440,928
Sherwin-Williams Co/The	16,000	5,519,040
		85,462,765
Real Estate - 1.2%
Health Care REITs - 0.1%
Ventas Inc	109,800	8,102,142
Industrial REITs - 0.0%
Terreno Realty Corp	100,300	5,730,139
Residential REITs - 0.2%
Camden Property Trust	81,800	8,137,464
Sun Communities Inc	181,700	23,003,220
		31,140,684
Specialized REITs - 0.9%
American Tower Corp	365,878	65,484,844
Crown Castle Inc	562,700	50,766,794
Public Storage Operating Co	2,600	724,256
		116,975,894
TOTAL REAL ESTATE		161,948,859

Utilities - 2.3%
Electric Utilities - 2.2%
Constellation Energy Corp	16,513	6,225,401
Duke Energy Corp	213,721	26,565,520
Edison International	300,500	16,641,690
Entergy Corp	316,526	30,414,983
Eversource Energy	366,600	27,058,746
Exelon Corp	174,240	8,035,949
FirstEnergy Corp	140,000	6,416,200
NextEra Energy Inc	60,000	4,884,000
PG&E Corp	301,400	4,810,344
Southern Co/The	1,635,566	153,808,628
		284,861,461
Multi-Utilities - 0.1%
Sempra	265,092	24,372,558
TOTAL UTILITIES		309,234,019

TOTAL UNITED STATES		11,315,149,861
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (e)	4,946,500	102,700,139
TOTAL COMMON STOCKS (Cost $6,688,292,960)		12,619,954,228

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
UNITED STATES - 1.6%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Bruker Corp 6.375% Series A	133,100	41,468,635
Industrials - 1.3%
Aerospace & Defense - 1.3%
Boeing Co Series A, 6%	2,552,300	165,848,454
TOTAL UNITED STATES		207,317,089
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $170,496,040)		207,317,089

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	403,850,643	403,931,414
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	142,749,729	142,764,004
TOTAL MONEY MARKET FUNDS (Cost $546,695,418)			546,695,418

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $7,405,484,418)	13,373,966,735
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(156,917,620)
NET ASSETS - 100.0%	13,217,049,115

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	366	11,307,570	340.00	12/19/2025	(137,250)
GE Aerospace	Chicago Board Options Exchange	991	30,616,945	320.00	11/21/2025	(463,293)
GE Aerospace	Chicago Board Options Exchange	826	25,519,270	300.00	11/21/2025	(1,241,065)
GE Vernova Inc	Chicago Board Options Exchange	331	19,368,134	800.00	1/16/2026	(170,465)
NVIDIA Corp	Chicago Board Options Exchange	1,404	28,429,596	210.00	12/19/2025	(1,484,730)
NVIDIA Corp	Chicago Board Options Exchange	1,404	28,429,596	220.00	12/19/2025	(979,290)
Wells Fargo & Co	Chicago Board Options Exchange	5,038	43,815,486	95.00	11/21/2025	(88,165)
Wells Fargo & Co	Chicago Board Options Exchange	10,070	87,578,790	92.50	11/21/2025	(407,835)

						(4,972,093)
TOTAL WRITTEN OPTIONS						(4,972,093)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,761,229 or 0.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $48,761,229 or 0.4% of net assets.

(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $275,065,387.
(e)	Non-income producing.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	365,507,807	430,132,040	391,709,719	4,644,023	1,286	-	403,931,414	403,850,643	0.7%
Fidelity Securities Lending Cash Central Fund	226,453,130	292,706,055	376,395,181	197,260	-	-	142,764,004	142,749,729	0.6%
Total	591,960,937	722,838,095	768,104,900	4,841,283	1,286	-	546,695,418

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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